Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 30, 2015
PUTNAM MONEY MARKET LIQUIDITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Money Market Liquidity Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in money market instruments that are high quality and have short-term maturities. We invest significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances. We may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The effects of inflation may erode the value of your investment over time. Although the fund seeks to preserve the value of your investment at $1.00 per share, deterioration in the credit quality of issuers whose securities the fund holds or an increase in interest rates may impair the value of your investment, and it is possible to lose money by investing in the fund.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, deterioration in the credit quality of issuers whose securities the fund holds or an increase in interest rates may impair the value of your investment, and it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Please remember that past performance is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class P shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best calendar quarter Q2 2010	0.05%
Worst calendar quarter Q2 2014	0.01%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ending 12/31/14)
PUTNAM MONEY MARKET LIQUIDITY FUND | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.28%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.03%
1 year	rr_ExpenseExampleYear01	3
3 years	rr_ExpenseExampleYear03	65
5 years	rr_ExpenseExampleYear05	132
10 years	rr_ExpenseExampleYear10	331
1 year	rr_ExpenseExampleNoRedemptionYear01	3
3 years	rr_ExpenseExampleNoRedemptionYear03	65
5 years	rr_ExpenseExampleNoRedemptionYear05	132
10 years	rr_ExpenseExampleNoRedemptionYear10	331
2010	rr_AnnualReturn2010	0.18%
2011	rr_AnnualReturn2011	0.09%
2012	rr_AnnualReturn2012	0.13%
2013	rr_AnnualReturn2013	0.08%
2014	rr_AnnualReturn2014	0.06%
1 year	rr_AverageAnnualReturnYear01	0.06%
5 years	rr_AverageAnnualReturnYear05	0.10%
Since inception	rr_AverageAnnualReturnSinceInception	0.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2009

[1]	Reflects Putnam Investment Management, LLC's contractual agreement to waive its management fee for this fund through at least January 30, 2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.